Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Detail)		12 Months Ended
	Nov. 20, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 CNY (¥)	[1]
Disclosure of subsidiaries [line items]
Registered capital		¥ 12,267,000,000			¥ 10,088,000,000
China Southern Airlines Henan Airlines Company Limited [Member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 6,000,000,000
Proportion of ownership interest held by the Company		60.00%
Principal activity		Airline transportation
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 8,000,000,000
Proportion of ownership interest held by the Company		55.00%
Principal activity		Airline transportation
Chongqing Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 1,200,000,000
Proportion of ownership interest held by the Company		60.00%
Principal activity		Airline transportation
Shantou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 280,000,000
Proportion of ownership interest held by the Company		60.00%
Principal activity		Airline transportation
Zhuhai Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 250,000,000
Proportion of ownership interest held by the Company		60.00%
Principal activity		Airline transportation
Guizhou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 1,220,000,000
Proportion of ownership interest held by the Company		60.00%
Principal activity		Airline transportation
Guangzhou Nanland Air Catering Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 240,000,000
Proportion of ownership interest held by the Company		70.50%
Principal activity		Air catering
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 50,000,000
Proportion of ownership interest held by the Company		61.00%
Principal activity		Logistics operations
Beijing Southern Airlines Ground Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 18,000,000
Proportion of ownership interest held by the Company		100.00%
Principal activity		Airport ground services
Nan Lung International Freight Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		Hong Kong
Registered capital | $			$ 3,270,000
Proportion of ownership interest held by the Company		51.00%
Principal activity		Freight services
Southern Airlines General Aviation Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 1,000,000,000
Proportion of ownership interest held by the Company		100.00%
Principal activity		General aviation
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 15,000,000
Proportion of ownership interest held by the Company		100.00%
Principal activity		Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 469,848,000
Proportion of ownership interest held by the Company		100.00%
Principal activity		Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		PRC
Registered capital		¥ 600,000,000
Proportion of ownership interest held by the Company		100.00%
Principal activity		Airline transportation
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation		Australia
Registered capital | $				$ 39,651,627
Proportion of ownership interest held by the Company	48.12%	84.30%
Principal activity		Pilot training services

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).